Share Capital and Reserves (Details) - Schedule of outstanding stock options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of outstanding stock options [Abstract]
Number Outstanding, Balance	1,353,825	1,013,399	549,524
Weighted Average Exercise Price, Balance	$ 3.7	$ 3.94	$ 3.82
Number of Outstanding, Balance	1,941,769	1,353,825	1,013,399
Weighted Average Excercise Price, Balance	$ 4.24	$ 3.7	$ 3.94
Number of Outstanding, Granted	960,224	470,083	482,500
Weighted Average Excercise Price, Granted	$ 4.87	$ 3.16	$ 4.06
Number of Outstanding, Exercised	(118,039)	(3,750)	(3,125)
Weighted Average Excercise Price, Exercised	$ 3.32	$ 2.69	$ 2.71
Number of Outstanding, Forfeited	(254,247)	(125,907)	(15,500)
Weighted Average Excercise Price, Forfeited	$ 3.39	$ 4.65	$ 5.17